Share-based payments	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based payments
Note 21: Share-based payments

The common shares transferred to employees under all share-based payments are either taken from the Bank's common treasury shares or from newly issued shares. All share-based payments are settled by the ultimate parent company, which pursuant to Bermuda law is not taxed on income. There are no income tax benefits in relation to the issue of such shares as a form of compensation.

In conjunction with the 2010 capital raise, the Board of Directors approved the 2010 Omnibus Plan (the "2010 Plan"). Under the 2010 Plan, 5% of the Bank’s fully diluted common shares, equal to approximately 2.95 million shares, were initially available for grant to certain officers in the form of stock options or unvested shares awards. Both types of awards are detailed below. In 2012 and 2016, the Board of Directors approved an increase to the equivalent number of shares allowed to be granted under the 2010 Plan to respectively 5.0 million and 7.5 million shares.

Stock Option Awards
1997 Stock Option Plan
Prior to the capital raise on March 2, 2010, the Bank granted stock options to employees and Directors of the Bank that entitle the holder to purchase one common share at a subscription price equal to the market price on the effective date of the grant. Generally, the options granted vest 25 percent at the end of each year for four years, however as a result of the 2010 capital raise, the options granted under the Bank's 1997 Stock Option Plan to employees became fully vested and options awarded to certain executives were surrendered.

2010 Plan
Under the 2010 Plan, options are awarded to Bank employees and executive management, based on predetermined vesting conditions that entitle the holder to purchase one common share at a subscription price usually equal to the price of the most recently traded common share when granted and have a term of 10 years. The subscription price is reduced for all special dividends declared by the Bank. Stock option awards granted under the 2010 Plan vest based on two specific types of vesting conditions i.e., time and performance conditions, as detailed below:

Time vesting condition
50% of each option award was granted in the form of time vested options and vested 25% on each of the second, third, fourth and fifth anniversaries of the effective grant date.

In addition to the time vesting conditions noted above, the options will generally vest immediately:
• by reason of the employee’s death or disability,
• upon termination, by the Bank, of the holder’s employment, unless if in relation with the holder’s misconduct, or
• in limited circumstances and specifically approved by the Board, as stipulated in the holder’s employment contract.

In the event of the employee’s resignation, any unvested portion of the awards shall generally be forfeited and any vested portion of the options shall generally remain exercisable during the 90-day period following the termination date or, if earlier, until the expiration date, and any vested portion of the options not exercised as of the expiration of such period shall be forfeited without any consideration therefore.

Performance vesting condition
50% of each option award was granted in the form of performance options and would vest (partially or fully) on a “valuation event” date (the date that any of the March 2, 2010 new investors transfers at least 5% of the total number of common shares or the date that there is a change in control and any of the new investors realize a predetermined multiple of invested capital (“MOIC”)). On September 21, 2016, it was determined that a valuation event occurred during which a new investor realized a MOIC of more than 200% of the original invested capital of $12.09 per share and accordingly, all outstanding unvested performance options vested.

Changes in Outstanding Stock Options
	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2018	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	58	476	534	113.46	11.73
Exercised	—	(287)	(287)	—	11.56			10,172
Forfeitures and cancellations	(33)	—	(33)	150.46	—
Outstanding at end of year	25	189	214	64.51	11.98	0.20	1.67	3,665
Vested and exercisable at end of year	25	189	214	64.51	11.98	0.20	1.67

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2017	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	116	1,950	2,066	132.13	11.57
Exercised	—	(1,474)	(1,474)	—	11.51			32,333
Forfeitures and cancellations	(58)	—	(58)	151.20	—
Outstanding at end of year	58	476	534	113.46	11.73	0.63	2.48	11,700
Vested and exercisable at end of year	58	476	534	113.46	11.73	0.63	2.48

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2016	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	218	2,608	2,826	135.19	11.60
Exercised	—	(625)	(625)	—	11.68			8,938
Forfeitures and cancellations	(102)	(5)	(107)	138.79	11.50
Resignations	—	(28)	(28)	—	11.50
Outstanding at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42	38,489
Vested and exercisable at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42

Share-Based Plans
Recipients of unvested share awards are entitled to the related common shares at no cost, at the time the award vests. Recipients of unvested shares may be entitled to receive additional unvested shares having a value equal to the cash dividends that would have been paid had the unvested shares been issued and vested. Such additional unvested shares granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying unvested shares.

Unvested shares subject only to the time vesting condition generally vest upon retirement, death, disability or upon termination, by the Bank, of the holder’s employment unless if in connection with the holder’s misconduct. Unvested shares subject to both time vesting and performance vesting conditions remain outstanding and unvested upon retirement and will vest only if the performance conditions are met. Unvested shares can also vest in limited circumstances and if specifically approved by the Board, as stipulated in the holder’s employment contract. In all other circumstances, unvested shares are generally forfeited when employment ends.

The grant date weighted average fair value of unvested share awards granted in the years ended December 31, 2018, 2017 and 2016 was $39.25, $31.13 and $19.34 respectively. The Bank expects to settle these awards by issuing new shares.

Employee Deferred Incentive Plan (“EDIP”)
Under the Bank’s EDIP Plan, shares were awarded to Bank employees and executive management based on the time vesting condition, which states that the shares will vest equally over a three-year period from the effective grant date.

Executive Long-Term Incentive Share Plan (“ELTIP”) - Years 2013 - 2018
The 2018 ELTIP was approved on February 13, 2018. Under the Bank’s ELTIP plans for the years 2013 through 2018, performance shares as well as time-vested shares were awarded to executive management. The performance shares will generally vest upon the achievement of certain performance targets in the three-year period from the effective grant date. The time-vested shares will generally vest over the three-year period from the effective grant date.

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2018		December 31, 2017		December 31, 2016
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	244	679	215	640	226	606
Granted	130	241	132	236	115	360
Vested (fair value in 2018: $16.0 million, 2017: $10.2 million, 2016: $7.0 million)	(138)	(220)	(102)	(196)	(118)	(302)
Resignations	(2)	(3)	(1)	(1)	(8)	(24)
Outstanding at end of year	234	697	244	679	215	640

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2018			December 31, 2017			December 31, 2016
	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total
Cost recognized in net income	—	11,664	11,664	—	8,110	8,110	8,697	5,375	14,072

Unrecognized Share-based Compensation Cost	December 31, 2018		December 31, 2017
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	4,442	1.73	3,453	1.85

ELTIP
Time vesting shares	1,746	1.03	3,302	1.89
Performance vesting shares	7,880	1.85	5,010	1.78
Total unrecognized expense	14,068		11,765